Transamerica Goldman Sachs Managed Risk - Growth ETF VP Shareholder Fees - Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Dec. 31, 2025
Initial
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Service
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%